Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled
26	ANALYSIS OF FINANCIAL ASSETS TO BE RECOVERED AND FINANCIAL LIABILITIES TO BE SETTLED
The following tables show the analysis of financial assets and liabilities the Bank expects to recover and settle as of December 31, 2022 and 2021:

12/31/2022	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	250,089,093
Debt securities at fair value through profit or loss		3,606,944	23,020,407	81,818,949	82,227,649	190,673,949	13,052,363	7,327,800	20,380,163
Derivative financial instruments		8,486	15,431	18,982		42,899
Repo transactions		61,929,317				61,929,317
Other financial assets	11,450,388	34,052,024	13,881	670,485		34,736,390		11,757,745	11,757,745
Loans and other financing (1)	1,456,402	263,317,125	49,526,049	56,306,665	60,009,135	429,158,974	58,903,976	109,081,513	167,985,489
Other debt securities		524,429,286	103,215,492	4,794,898	53,209,468	685,649,144	13,647,213	37,875,474	51,522,687
Financial assets delivered as guarantee	30,620,278
Equity instruments at fair value through profit or loss	839,458

Total assets	294,455,619	887,343,182	175,791,260	143,609,979	195,446,252	1,402,190,673	85,603,552	166,042,532	251,646,084

12/31/2022	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Liabilities
Deposits	640,314,252	533,536,796	104,045,528	16,006,720	1,471,095	655,060,139	6,295	14,383	20,678
Financial liabilities at fair value through profit or loss		526,027				526,027
Derivative financial instruments		1,715	656			2,371
Other financial liabilities		130,625,153	361,232	307,095	632,952	131,926,432	882,492	2,282,392	3,164,884
Financing received from the BCRA and other financial institutions		291,701	511,370	1,603,567	42,704	2,449,342
Issued corporate bonds			6,488			6,488	2,709,068		2,709,068
Subordinated corporate bonds				1,420,220		1,420,220		70,709,617	70,709,617

Total liabilities	640,314,252	664,981,392	104,925,274	19,337,602	2,146,751	791,391,019	3,597,855	73,006,392	76,604,247

12/31/2021	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	335,692,114
Debt securities at fair value through profit or loss		1,525,952	1,474,529	20,176,091	19,065,153	42,241,725	11,294,313	9,589,786	20,884,099
Derivative financial instruments				2,524		2,524
Repo transactions		61,176,357				61,176,357
Other financial assets	7,874,914	49,496,919	111,957	1,528,837		51,137,713		9,484,594	9,484,594
Loans and other financing (1)	319,135	253,753,643	59,795,230	64,027,592	73,753,391	451,329,856	77,414,659	157,264,559	234,679,218
Other debt securities		274,716,307	866,320	102,867,349	87,212,086	465,662,062	83,487,292	7,913,582	91,400,874
Financial assets delivered as guarantee	34,993,147
Equity instruments at fair value through profit or loss	7,365,144

Total assets	386,244,454	640,669,178	62,248,036	188,602,393	180,030,630	1,071,550,237	72,196,264	184,252,521	356,448,785

Liabilities
Deposits	638,343,581	399,889,458	96,274,539	11,568,297	903,931	508,636,225	60,388	834	61,222
Financial liabilities at fair value through profit or loss		3,170,711				3,170,711
Derivative financial instruments				4,933		4,933
Other financial liabilities		127,634,084	342,630	328,624	772,335	129,077,673	1,231,714	969,002	2,200,716
Financing received from the BCRA and other financial institutions		458,183	349,829	22,788	11,922	842,722	9,938		9,938
Issued corporate bonds				5,825,893		5,825,893
Subordinated corporate bonds				1,782,882		1,782,882		79,979,937	79,979,937

Total liabilities	638,343,581	531,152,436	96,966,998	19,533,417	1,688,188	649,341,039	1,302,040	80,949,773	82,251,813

(1)	The amounts included in “without due date” are related to the non-performing portfolio.